COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total Stockholders' Equity Class A-1 Shares	Total Stockholders' Equity Class A-2 Shares	Total Stockholders' Equity	Parent's Net Investment Class A-1 Shares	Parent's Net Investment	Common Stock Class A-1 Shares	Common Stock Class A-2 Shares	Additional Paid-In Capital Class A-1 Shares	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Common Units of Janus OP, LLC, held by Healthpeak Properties, Inc.	Other Noncontrolling Interests	Class A-1 Shares	Class A-2 Shares	Total
Beginning balance at Dec. 31, 2024															$ 1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)															(4,680)
Net distributions to Parent															(14,687)
Ending balance at Jun. 30, 2025															1,289,486
Beginning balance at Dec. 31, 2024															1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)															6,349
Net distributions to Parent															(32,892)
Ending balance at Dec. 31, 2025			$ 1,282,310		$ 1,282,310	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0			1,282,310
Ending balance (in shares) at Dec. 31, 2025						0	0						0	0
Beginning balance at Mar. 31, 2025															1,303,522
Increase (Decrease) in Stockholders' Equity
Net income (loss)															(2,570)
Net distributions to Parent															(11,466)
Ending balance at Jun. 30, 2025															1,289,486
Beginning balance at Dec. 31, 2025			1,282,310		1,282,310	$ 0	$ 0		0	0	0	0			1,282,310
Increase (Decrease) in Stockholders' Equity
Net income (loss)			42,055		39,888					2,167	649	28			42,732
Net contributions from Parent			837,092		$ 837,092										837,092
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs	$ 821,517	$ 759		$ (2,159,290)		$ 2,160	$ 759	$ 2,978,647					$ 821,517	$ 759
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs (in shares)						215,973,000	75,918,000
Issuance of noncontrolling interests in connection with initial public offering											763,402	2,737			766,139
Stock-based compensation			171						171			225			396
Common dividends			(33,941)							(33,941)					(33,941)
Acquisition of noncontrolling interests												345			345
Distributions to noncontrolling interests											(12,140)	(390)			(12,530)
Adjustments to noncontrolling interests			(211,344)						(211,344)		211,344				0
Ending balance at Jun. 30, 2026			2,738,619			$ 2,160	$ 759		2,767,474	(31,774)	963,255	2,945			3,704,819
Ending balance (in shares) at Jun. 30, 2026						215,973,000	75,918,000						215,972,996	75,917,780
Beginning balance at Mar. 31, 2026			2,164,804			$ 1,872	$ 759		2,170,729	(8,556)	878,329	2,755			3,045,888
Beginning balance (in shares) at Mar. 31, 2026						187,223,000	75,918,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)			10,723							10,723	4,116	19			14,858
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs	$ 689,827					$ 288		$ 689,539					$ 689,827
Issuance of Class A common stock in connection with initial public offering / net of underwriting fees and offering costs (in shares)						28,750,000
Stock-based compensation			156						156			207			363
Common dividends			(33,941)							(33,941)					(33,941)
Distributions to noncontrolling interests											(12,140)	(36)			(12,176)
Adjustments to noncontrolling interests			(92,950)						(92,950)		92,950
Ending balance at Jun. 30, 2026			$ 2,738,619			$ 2,160	$ 759		$ 2,767,474	$ (31,774)	$ 963,255	$ 2,945			$ 3,704,819
Ending balance (in shares) at Jun. 30, 2026						215,973,000	75,918,000						215,972,996	75,917,780